Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	May 31, 2021	Nov. 30, 2020	Nov. 30, 2019
CURRENT ASSETS
Cash	$ 4,391,000	$ 3,175,000	$ 1,081,900
Restricted cash	862,000	6,389,000
Accounts receivable, net	1,235,000	834,000	438,255
Inventory, net	6,607,000	4,817,000	959,748
Net investment in sales-type lease, current	51,000
Prepaid expenses and other current assets	1,282,000	1,391,000	377,305
Total current assets	14,428,000	16,606,000	2,857,208
Patent rights, net	3,626,000	811,000	99,002
Deposits for equipment	678,000	619,000	196,921
Right-of-use asset, net	1,224,000	1,200,000
Net investment in sales-type lease, non-current	56,000
Property and equipment, net	1,187,000	1,220,000	321,288
Goodwill	651,000	651,000
Restricted cash	92,000	92,000	92,000
Other assets	91,000	17,000
TOTAL ASSETS	22,033,000	21,216,000	3,566,419
CURRENT LIABILITIES
Accounts payable and accrued liabilities	4,571,000	6,629,000	639,877
Operating lease liabilities, current	232,000	257,000
Deferred revenue	1,675,000	4,902,000	10,842
Convertible notes payable, net			2,758,578
Line of credit	1,500,000
Notes payable, current		76,000
Accrued interest			266,143
Total current liabilities	7,978,000	11,864,000	3,675,440
Convertible notes payable, non-current			1,874,972
Notes payable, non-current		115,000
Operating lease liabilities, non-current	905,000	828,000
Total liabilities	8,883,000	12,807,000	5,550,412
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 5,000,000 shares authorized, no shares issued; Series A Preferred Stock, 1,500 shares designated, 0, 1,391 and 0 shares issued and outstanding, respectively
Common stock, $0.001 par value, 300,000,000 shares authorized, 20,693,521, 14,852,023 and 104,021,836 shares issued and outstanding, respectively	20,000	15,000	104,022
Additional paid-in capital	61,374,000	58,581,000	36,480,520
Shares to be issued			20,000
Treasury stock, at cost, 0, 0 and 3,699,999 shares, respectively			(888,000)
Accumulated deficit	(48,450,000)	(50,215,000)	(37,662,123)
Accumulated other comprehensive income	206,000	28,000	(38,412)
Total Stockholders' Equity	13,150,000	8,409,000	(1,983,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 22,033,000	$ 21,216,000	$ 3,566,419